UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-8797
                                   811-9049

Name of Fund:  Merrill Lynch Small Cap Growth Fund of
               Mercury Funds, Inc.
               Merrill Lynch Master Small Cap Growth Portfolio of
               Mercury Master Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief
     Executive Officer, Merrill Lynch Small Cap Growth Fund of Mercury Funds, Inc. and Merrill Lynch Master Small Cap Growth Portfolio of Mercury Master Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/05

Date of reporting period: 12/01/04 - 2/28/05

Item 1 - Schedule of Investments


Merrill Lynch Small Cap Growth Fund

Schedule of Investments as of February 28, 2005

                      Beneficial Interest    Mutual Funds                                                         Value
                          $   291,102,372    Merrill Lynch Master Small Cap Growth Portfolio                $   342,738,510

                                             Total Mutual Funds (Cost - $265,154,994) - 100.1%                  342,738,510

Total Investments (Cost - $265,154,994) - 100.1%                                                                342,738,510
Liabilities in Excess of Other Assets - (0.1%)                                                                    (281,376)
                                                                                                            ---------------
Net Assets - 100.0%                                                                                         $   342,457,134
                                                                                                            ===============


Merrill Lynch Master Small Cap Growth Portfolio

Schedule of Investments as of February 28, 2005

Industry+                            Shares Held    Common Stocks                                                  Value
Aerospace & Defense - 1.7%               104,500    Applied Signal Technology, Inc.                         $     2,437,985
                                          63,427    Engineered Support Systems, Inc.                              3,506,245
                                                                                                            ---------------
                                                                                                                  5,944,230

Air Freight & Logistics - 3.2%           141,500    EGL, Inc. (a)                                                 4,492,625
                                          88,200    UTI Worldwide, Inc.                                           6,540,912
                                                                                                            ---------------
                                                                                                                 11,033,537

Biotechnology - 2.8%                      53,700    Martek Biosciences Corp. (a)                                  3,597,900
                                          73,400    Pharmion Corp. (a)                                            2,480,920
                                          77,900    United Therapeutics Corp. (a)                                 3,538,997
                                                                                                            ---------------
                                                                                                                  9,617,817

Capital Markets - 1.3%                   235,400    Cohen & Steers, Inc.                                          4,329,006

Chemicals - 2.4%                          63,200    Georgia Gulf Corp.                                            3,337,592
                                         137,600    Westlake Chemical Corp.                                       4,771,968
                                                                                                            ---------------
                                                                                                                  8,109,560

Commercial Banks - 4.5%                   75,500    East-West Bancorp, Inc.                                       2,714,980
                                          67,050    Mercantile Bank Corp.                                         2,926,062
                                          60,000    Silicon Valley Bancshares (a)                                 2,629,200
                                          40,700    Texas Capital Bancshares, Inc. (a)                              964,590
                                          84,800    Texas Regional Bancshares, Inc. Class A                       2,527,888
                                          59,780    Vineyard National Bancorp                                     1,793,400
                                         146,800    Wilshire Bancorp, Inc.                                        2,011,013
                                                                                                            ---------------
                                                                                                                 15,567,133

Commercial Services & Supplies - 5.8%     85,700    CoStar Group, Inc. (a)                                        3,156,331
                                          87,200    Corporate Executive Board Co.                                 5,454,360
                                          65,952    Education Management Corp. (a)                                1,933,713
                                         204,200    Navigant Consulting, Inc. (a)                                 5,258,150
                                          84,600    Resources Connection, Inc. (a)                                4,209,696
                                                                                                            ---------------
                                                                                                                 20,012,250

Communications Equipment - 3.7%          281,500    AudioCodes Ltd. (a)                                           3,577,865
                                          54,400    F5 Networks, Inc. (a)                                         2,996,896
                                          95,871    SafeNet, Inc. (a)                                             2,876,130
                                         188,800    Tekelec (a)                                                   3,205,824
                                                                                                            ---------------
                                                                                                                 12,656,715

Computers & Peripherals - 1.2%            60,600    Avid Technology, Inc. (a)                                     4,054,140

Construction Materials - 1.1%             44,000    Eagle Materials, Inc.                                         3,675,320

Diversified Financial Services - 0.0%      1,700    GFI Group, Inc. (a)                                              43,401

Electronic Equipment &                    52,500    Cogent, Inc. (a)                                              1,278,900
Instruments - 3.9%                       100,900    Cognex Corp.                                                  2,794,930
                                          95,300    Flir Systems, Inc. (a)                                        2,978,125
                                         123,050    National Instruments Corp.                                    3,514,308
                                         114,700    Photon Dynamics, Inc. (a)                                     2,666,775
                                                                                                            ---------------
                                                                                                                 13,233,038

Energy Equipment & Services - 5.5%        58,800    Atwood Oceanics, Inc. (a)                                     4,042,500
                                          92,900    Cal Dive International, Inc. (a)                              4,717,462
                                         176,200    Global Industries Ltd. (a)                                    1,730,284
                                         183,400    Grant Prideco, Inc. (a)(d)                                    4,430,944
                                         592,100    Grey Wolf, Inc. (a)                                           3,842,729
                                                                                                            ---------------
                                                                                                                 18,763,919

Health Care Equipment &                    9,500    Adeza Biomedical Corp. (a)                                      128,250
Supplies - 8.5%                          116,800    Animas Corp. (a)                                              2,586,536
                                         123,700    Arthrocare Corp. (a)                                          3,565,034
                                          53,300    Cooper Cos., Inc.                                             4,389,255
                                         205,400    Cytyc Corp. (a)                                               4,683,120
                                         139,450    Immucor, Inc. (a)                                             4,142,362
                                         104,106    Integra LifeSciences Holdings Corp. (a)(d)                    3,861,292
                                          65,400    Ventana Medical Systems (a)                                   4,396,842
                                         108,200    Vnus Medical Technologies, Inc. (a)                           1,298,400
                                                                                                            ---------------
                                                                                                                 29,051,091

Health Care Providers &                  114,400    Amedisys, Inc. (a)                                            3,653,936
Services - 5.2%                          109,300    Centene Corp. (a)                                             3,646,248
                                         114,593    Psychiatric Solutions, Inc. (a)                               4,563,093
                                          65,700    United Surgical Partners International, Inc. (a)              2,697,642
                                         110,300    WellCare Health Plans, Inc. (a)                               3,462,317
                                                                                                            ---------------
                                                                                                                 18,023,236

Hotels, Restaurants & Leisure - 7.3%      67,200    Gaylord Entertainment Co. (a)                                 2,876,160
                                          89,300    Great Wolf Resorts, Inc. (a)                                  2,219,105
                                         112,900    Life Time Fitness, Inc. (a)                                   2,832,661
                                          71,808    Red Robin Gourmet Burgers, Inc. (a)                           3,255,057
                                         222,200    Scientific Games Corp. Class A (a)                            5,714,984
                                          98,900    Station Casinos, Inc.                                         6,026,966
                                          70,400    Texas Roadhouse, Inc. Class A (a)                             1,971,200
                                                                                                            ---------------
                                                                                                                 24,896,133

Household Products - 0.2%                 15,100    Rayovac Corp. (a)                                               649,300

IT Services - 4.8%                        66,900    CACI International, Inc. Class A (a)                          3,609,924
                                         112,000    Euronet Worldwide, Inc. (a)                                   2,901,920
                                          92,600    Global Payments, Inc.                                         5,141,152
                                          80,100    iPayment, Inc. (a)                                            3,447,504
                                          65,900    Kanbay International, Inc. (a)                                1,503,179
                                                                                                            ---------------
                                                                                                                 16,603,679

Insurance - 1.3%                         113,600    ProAssurance Corp. (a)                                        4,600,800

Internet & Catalog Retail - 0.5%          59,200    Coldwater Creek, Inc. (a)                                     1,640,432

Internet Software & Services - 3.1%       70,000    Aladdin Knowledge Systems (a)                                 1,468,600
                                          70,700    Cryptologic, Inc.                                             2,136,554
                                         170,600    Jupitermedia Corp. (a)                                        2,292,864
                                          80,100    j2 Global Communications, Inc. (a)(d)                         3,068,631
                                          86,800    Niku Corp. (a)                                                1,832,348
                                                                                                            ---------------
                                                                                                                 10,798,997

Machinery - 5.8%                          80,600    Actuant Corp. Class A (a)                                     4,356,430
                                          93,600    Bucyrus International, Inc.                                   4,065,048
                                          30,700    CUNO, Inc. (a)                                                1,725,340
                                         138,550    Joy Global, Inc.                                              5,091,712
                                          25,030    Mobile Mini, Inc. (a)                                           932,117
                                          48,000    Oshkosh Truck Corp.                                           3,583,200
                                                                                                            ---------------
                                                                                                                 19,753,847

Media - 0.2%                              33,900    Dolby Laboratories, Inc. Class A (a)                            782,412

Metals & Mining - 2.1%                    92,100    Century Aluminum Co. (a)                                      2,994,171
                                         145,600    Oregon Steel Mills, Inc. (a)(d)                               4,238,416
                                                                                                            ---------------
                                                                                                                  7,232,587

Oil & Gas - 3.3%                          10,500    Bill Barrett Corp. (a)                                          328,650
                                         247,300    OMI Corp.                                                     5,175,989
                                          80,600    Range Resources Corp.                                         2,034,344
                                          68,600    Ultra Petroleum Corp. (a)                                     3,865,610
                                                                                                            ---------------
                                                                                                                 11,404,593

Pharmaceuticals - 2.7%                   136,400    MGI Pharma, Inc. (a)                                          3,123,560
                                          99,500    Medicis Pharmaceutical Corp. Class A                          3,436,730
                                         104,800    Prestige Brands Holdings, Inc. (a)(d)                         1,886,400
                                         107,000    Viacell, Inc. (a)                                               980,120
                                                                                                            ---------------
                                                                                                                  9,426,810

Semiconductors & Semiconductor            97,400    ATMI, Inc. (a)                                                2,651,228
Equipment - 2.3%                         194,400    Microsemi Corp. (a)                                           3,160,944
                                          85,218    Monolithic Power Systems, Inc. (a)                              544,628
                                         119,800    Silicon Image, Inc. (a)                                       1,380,096
                                                                                                            ---------------
                                                                                                                  7,736,896

Software - 3.4%                           76,100    Altiris, Inc. (a)                                             2,224,403
                                          43,400    MicroStrategy, Inc. Class A (a)                               3,069,248
                                         157,700    RSA Security, Inc. (a)                                        2,576,818
                                         192,300    Salesforce.com, Inc. (a)                                      3,088,338
                                          15,599    Verint Systems, Inc. (a)                                        615,615
                                                                                                            ---------------
                                                                                                                 11,574,422

Specialty Retail - 4.7%                   13,200    Build-A-Bear Workshop, Inc. (a)                                 451,572
                                         188,800    Finish Line Class A                                           3,862,848
                                          90,050    Guitar Center, Inc. (a)                                       5,455,229
                                          70,700    The Men's Wearhouse, Inc. (a)                                 2,486,519
                                         110,200    The Pantry, Inc. (a)                                          3,752,310
                                                                                                            ---------------
                                                                                                                 16,008,478

Textiles, Apparel & Luxury                72,400    Deckers Outdoor Corp. (a)(d)                                  2,969,124
Goods - 0.9%

Trading Companies &                       95,300    Beacon Roofing Supply, Inc. (a)                               2,021,313
Distributors - 3.1%                      149,000    Hughes Supply, Inc.                                           4,566,850
                                         125,400    MSC Industrial Direct Co. Class A                             4,056,690
                                                                                                            ---------------
                                                                                                                 10,644,853

Wireless Telecommunication               283,300    Alamosa Holdings, Inc. (a)(d)                                 3,609,242
Services - 3.5%                          210,900    American Tower Corp. Class A (a)(d)                           3,865,797
                                          72,900    Spectrasite, Inc. (a)                                         4,505,220
                                                                                                            ---------------
                                                                                                                 11,980,259

                                                    Total Investments in Common Stocks
                                                    (Cost - $265,234,527) - 100.0%                              342,818,015



                             Beneficial Interest    Short-Term Securities
                                  $    8,531,731    Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                    Series I (b)                                                  8,531,731
                                      21,517,400    Merrill Lynch Liquidity Series, LLC Money Market
                                                    Series (b)(c)                                                21,517,400

                                                    Total Investments in Short-Term Securities
                                                    (Cost - $30,049,131) - 8.8%                                  30,049,131

Total Investments (Cost - $295,283,658++) - 108.8%                                                              372,867,146
Liabilities in Excess of Other Assets - (8.8%)                                                                 (30,128,636)
                                                                                                            ---------------
Net Assets - 100.0%                                                                                         $   342,738,510
                                                                                                            ===============

 +  For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.


++  The cost and unrealized appreciation (depreciation) of investments as of February 28, 2005, computed for federal income tax purposes, were as follows:

    Aggregate cost                                        $   295,807,397
                                                          ===============
    Gross unrealized appreciation                         $    82,447,781
    Gross unrealized depreciation                             (5,388,032)
                                                          ---------------
    Net unrealized appreciation                           $    77,059,749
                                                          ===============

(a) Non-income producing security.

(b) Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940)
    were as follows:

                                                                Interest/
                                               Net               Dividend
    Affiliate                                Activity             Income

    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I           $   (5,620,546)      $   134,751
    Merrill Lynch Liquidity Series,
       LLC Money Market Series           $    12,254,825      $    19,467
    Merrill Lynch Premier
       Institutional Fund                    (3,087,525)      $       101

(c) Security was purchased with the cash proceeds from securities loans.

(d) Security, or portion of security, is on loan.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Small Cap Growth Fund of Mercury Funds, Inc. and
Merrill Lynch Master Small Cap Growth Portfolio of Mercury Master
Trust


By:    /s/Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Small Cap Growth Fund of
       Mercury Funds, Inc. and
       Merrill Lynch Master Small Cap Growth Portfolio of
       Mercury Master Trust


Date: April 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Small Cap Growth Fund of
       Mercury Funds, Inc. and
       Merrill Lynch Master Small Cap Growth Portfolio of
       Mercury Master Trust


Date: April 22, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Small Cap Growth Fund of
       Mercury Funds, Inc. and
       Merrill Lynch Master Small Cap Growth Portfolio of
       Mercury Master Trust


Date: April 22, 2005